Investment in Associates - Associate (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2022 USD ($) m³	Dec. 31, 2021 USD ($)	Feb. 09, 2017	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Rollforward of investment in associate
Share of profit of associates				$ 4,562	$ 1,969	$ 2,192
Associates
Rollforward of investment in associate
Beginning balance				23,508	21,759
Additions				753	230
Share of profit of associates				4,562	1,969
Dividend declared					(450)
Ending balance	$ 28,823	$ 23,508		28,823	23,508	$ 21,759
Egypt LNG Shipping Ltd / Associate
Interest in Associate
Equity interest in associate (as a percent)	25.00%	25.00%
Cargo capacity (in cbm) | m³	145,000
Gastrade
Interest in Associate
Equity interest in associate (as a percent)	20.00%	20.00%	20.00%
Rollforward of investment in associate
Additions				$ 753	$ 230